SHAREHOLDERS' COMPENSATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Unclaimed dividends	R$ 7,502	R$ 9,520
Mandatory minimum dividends for the year	1,253,164	8,819
Dividends withheld from previous years	44,967
Total remuneration to shareholders	R$ 1,305,633	R$ 18,339
Minimum mandatory dividend (as a percent)	25.00%
Mandatory minimum dividends related to previous year paid	R$ 1,250,000
Class A
Current
Remuneration for preferred shares	8.00%	8.00%
Class B
Current
Remuneration for preferred shares	6.00%	6.00%